Condensed Consolidated Statements of Stockholders' (Deficit) Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2015	1,578,962
Balance at Dec. 31, 2015	$ 2	$ 358	$ (49,832)	$ (3,442)
Share-based compensation		942		942
Net loss			(10,310)	(10,310)
Conversion of convertible notes into common stock (in shares)	8,091,103
Conversion of convertible notes into common stock	$ 8	12,148		12,156
Exercise of stock options (in shares)	13,460
Exercise of stock options		22		22
Balance (in shares) at Dec. 31, 2016	38,131,303
Balance at Dec. 31, 2016	$ 38	80,686	(60,142)	20,582
Share-based compensation		2,707		2,707
Net loss			(12,308)	(12,308)
Exercise of stock options (in shares)	87,357
Exercise of stock options		144		144
Balance (in shares) at Dec. 31, 2017	4,246,519
Balance at Dec. 31, 2017	$ 38	83,537	(72,450)	11,125
Restricted stock units vested and issued (in shares)	2,271
Restricted stock units vested and issued
Share-based compensation		615		615
Net loss			(3,584)	(3,584)
Adjustments to opening balance for change in accounting principle			46	46
Exercise of stock options (in shares)	237
Exercise of stock options		5		5
Balance (in shares) at Mar. 31, 2018	4,249,027
Balance at Mar. 31, 2018	$ 38	84,157	(75,988)	8,207
Balance (in shares) at Dec. 31, 2017	4,246,519
Balance at Dec. 31, 2017	$ 38	83,537	(72,450)	11,125
Net loss				(10,345)
Balance (in shares) at Sep. 30, 2018	4,253,100
Balance at Sep. 30, 2018	$ 38	85,625	(82,719)	2,944
Balance (in shares) at Dec. 31, 2017	4,246,519
Balance at Dec. 31, 2017	$ 38	83,537	(72,450)	11,125
Share-based compensation		2,774		2,774
Net loss			(13,987)	(13,987)
Sale of common stock and warrants, net of issuance costs of $200 (in shares)	5,333,332
Sale of common stock and warrants, net of issuance costs of $200	$ 5	3,795		$ 3,800
Exercise of stock options (in shares)	2,140			2,488
Exercise of stock options	$ 0	4		$ 4
Balance (in shares) at Dec. 31, 2018	4,845,697
Balance at Dec. 31, 2018	$ 43	90,110	(86,361)	3,792
Balance (in shares) at Mar. 31, 2018	4,249,027
Balance at Mar. 31, 2018	$ 38	84,157	(75,988)	8,207
Restricted stock units vested and issued (in shares)	4,073
Restricted stock units vested and issued
Share-based compensation		738		738
Net loss			(3,217)	(3,217)
Adjustments to opening balance for change in accounting principle			30	30
Balance (in shares) at Jun. 30, 2018	4,253,100
Balance at Jun. 30, 2018	$ 38	84,895	(79,175)	5,758
Restricted stock units vested and issued
Share-based compensation		730		730
Net loss			(3,544)	(3,544)
Balance (in shares) at Sep. 30, 2018	4,253,100
Balance at Sep. 30, 2018	$ 38	85,625	(82,719)	2,944
Balance (in shares) at Dec. 31, 2018	4,845,697
Balance at Dec. 31, 2018	$ 43	90,110	(86,361)	3,792
Restricted stock units vested and issued (in shares)	2,268
Restricted stock units vested and issued	$ 1			1
Share-based compensation		690		690
Net loss			(3,665)	(3,665)
Balance (in shares) at Mar. 31, 2019	4,847,965
Balance at Mar. 31, 2019	$ 44	90,800	(90,026)	818
Balance (in shares) at Dec. 31, 2018	4,845,697
Balance at Dec. 31, 2018	$ 43	90,110	(86,361)	3,792
Net loss				$ (11,208)
Exercise of stock options (in shares)
Balance (in shares) at Sep. 30, 2019	6,825,183
Balance at Sep. 30, 2019	$ 46	102,716	(97,568)	$ 5,194
Balance (in shares) at Mar. 31, 2019	4,847,965
Balance at Mar. 31, 2019	$ 44	90,800	(90,026)	818
Share-based compensation		696		696
Net loss			(3,750)	(3,750)
Reverse stock split fractional share true up (in shares)	(494)
Balance (in shares) at Jun. 30, 2019	4,847,471
Balance at Jun. 30, 2019	$ 44	91,496	(93,776)	(2,236)
Restricted stock units vested and issued (in shares)	25,158
Restricted stock units vested and issued
Share-based compensation		756		756
Net loss			(3,792)	(3,792)
Sale of common stock and warrants, net of issuance costs of $200 (in shares)	1,741,667
Sale of common stock and warrants, net of issuance costs of $200	$ 2	9,258		9,260
Conversion of convertible notes into common stock (in shares)	210,887
Conversion of convertible notes into common stock		1,206		1,206
Balance (in shares) at Sep. 30, 2019	6,825,183
Balance at Sep. 30, 2019	$ 46	$ 102,716	$ (97,568)	$ 5,194